CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 36,854,000	$ 39,828,000
Time deposits	410,000	0
Restricted cash	23,852,000	0
Short-term investments		17,427,000
Amount due from an equity investee	155,000
Accounts receivable, net of allowance for doubtful receivables of US$1,507 and US$3,469 as of December 31, 2018 and 2019, respectively	143,971,000	65,627,000
Rebates receivable	5,603,000	4,067,000
Prepaid media costs	25,565,000	19,107,000
Other current assets	8,983,000	3,242,000
Total current assets	245,393,000	149,298,000
Non-current assets
Deferred tax assets	1,033,000	1,153,000
Property and equipment, net	536,000	329,000
Investment in an equity investee	158,000
Prepayment for a long-term investment	1,000,000
Other long-term investments	1,503,000	503,000
Intangible assets, net	4,418,000	7,247,000
Goodwill	65,710,000	48,496,000
Right-of-use assets	1,656,000
Other assets	109,000	232,000
Total non-current assets	76,123,000	57,960,000
Total assets	321,516,000	207,258,000
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity (“VIE”) and its subsidiaries without recourse to the Company of US$45 and US$27 as of December 31, 2018 and 2019, respectively)	66,161,000	6,557,000
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,300 and US$866 as of December 31, 2018 and 2019, respectively)	27,089,000	27,191,000
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,776 and US$1,802 as of December 31, 2018 and 2019, respectively)	19,937,000	16,348,000
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$nil and US$86 as of December 31, 2018 and 2019, respectively)	1,114,000
Bank borrowings	36,851,000	9,439,000
Convertible notes at fair value	49,008,000	34,837,000
Income tax payable	3,780,000	2,779,000
Total current liabilities	203,940,000	97,151,000
Non-current liabilities
Other liabilities	449,000	673,000
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$nil and US$25 as of December 31, 2018 and 2019, respectively)	706,000
Deferred tax liabilities (including deferred liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$238 and US$187 as of December 31, 2018 and 2019, respectively)	1,865,000	2,794,000
Total non-current liabilities	3,020,000	3,467,000
Total liabilities	206,960,000	100,618,000
Commitments and contingencies
Equity
Treasury shares (1,363,860 and 1,744,873 shares as of December 31, 2018 and 2019, respectively)	(4,858,000)	(576,000)
Additional paid-in capital	305,344,000	293,072,000
Statutory reserves	81,000	81,000
Accumulated other comprehensive losses	(7,479,000)	(5,867,000)
Accumulated deficit	(191,016,000)	(181,413,000)
Total iClick Interactive Asia Group Limited shareholders’ equity	102,101,000	105,325,000
Non-controlling interests	12,455,000	1,315,000
Total equity	114,556,000	106,640,000
Total liabilities and equity	321,516,000	207,258,000
Ordinary Shares - Class A
Equity
Ordinary shares	24,000	23,000
Ordinary Shares - Class B
Equity
Ordinary shares	$ 5,000	$ 5,000